Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	$ 6,801	$ 6,815	$ 9,067
Loans	329,078	366,567	387,679
Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	3,034	2,583	4,631
Loans	26,107	33,089	43,255
Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	3,767	4,232	4,436
Loans	303,076	333,478	344,424
Commercial [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	2,791	2,904	5,363	3,195
Loans	169,746	192,452	209,072
Commercial [Member] | Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,428	1,137	3,601
Loans	14,979	18,882	32,115
Commercial [Member] | Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,363	1,767	1,762
Loans	154,767	173,570	176,957
Non-Commercial [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	4,010	3,911	3,704	2,081
Loans	159,437	174,115	178,607
Non-Commercial [Member] | Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,606	1,446	1,030
Loans	11,128	14,207	11,140
Non-Commercial [Member] | Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	2,404	2,465	2,674
Loans	$ 148,309	$ 159,908	$ 167,467